Fair Value Measurement	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair Value Measurement
Note 5 - Fair Value Measurement

The Company's financial assets and liabilities measured at fair value on a recurring basis, consisted of the following types of instruments, and classified in the tables below in one of the three categories described in note 2.I.:

	December 31, 2022			December 31, 2021
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
	USD thousands
Money Market funds (1)	447	-	-	-	-	-
U.S. Treasury securities (1)	4,197	-	-	-	-	-
Corporate bonds (1)	-	32,516	-	-	-	-
Commercial papers (1)	-	7,030	-	-	-	-
U.S. government agency securities (1)	-	9,399	-	-	-	-
Foreign bonds (1)	-	1,700	-	-	-	-
Contingent consideration (2)	-	-	(911)	-	-	-
Warrants for ordinary shares (3)	-	-	(155)	-	-	(1,924)
	4,644	50,645	(1,066)	-	-	(1,924)

(1)	The following tables summarize the composition of marketable securities as of December 31, 2022:

	December 31, 2022
	Amortized Cost	Unrealized Gain/Losses	Fair Value
	USD thousands
Money market funds	447	-	447
Available-for-sale debt securities
Corporate bonds	32,562	(46)	32,516
Commercial papers	7,030	-	7,030
U.S. government agency securities	9,411	(12)	9,399
U.S. Treasury securities	4,198	(1)	4,197
Foreign bonds	1,700	-	1,700
Total	54,901	(59)	54,842
	55,348	(59)	55,289

Accrued interest in an amount of $298 thousands is included in marketable securities on the consolidated balance sheets as of December 31, 2022.

The following table summarizes the fair value and amortized cost of the available-for-sale debt securities by contractual maturity as of December 31, 2022:

	December 31, 2022
	Amortized Cost	Fair Value
	USD thousands
Due within one year	44,596	44,556
Due after one year through two years	10,305	10,286
Total	54,901	54,842

(2)	Contingent consideration represents liabilities recorded at fair value in connection with acquisitions, and thus represents a Level 3 measurement within the fair value hierarchy.

The following table sets forth a summary of the changes in the fair value of the contingent consideration:

USD thousands
Fair value as of January 1, 2022	-
Current year acquisitions, see note 3	9,865
Change in fair value	(8,954)
Fair value as of December 31, 2022	911

As of December 31, 2022, the Company evaluated the contingent consideration based on updated revenue growth assumptions, including the decline in the Company’s ordinary shares fair value, resulting with a decrease in the liability for contingent consideration of $8,954 thousands during 2022.

(3)
In connection with the Recapitalization, on August 13, 2021, the Company issued 5,200,000 private warrants. Each warrant is exercisable for one fifteenth (1/15th) of one Ordinary Share. The warrants were classified as a liability measured at fair value, with changes in fair value each period reported in the consolidated statements of operations. Refer to note 11.

Other financial instruments consist mainly of cash and cash equivalents, deposits, receivables, and accounts payable. The fair value of these financial instruments approximates their carrying values.